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JULIEN BOURGEOIS

julien.bourgeois@dechert.com +1 202 261 3451 Direct +1 202 261 3151 Fax

October 12, 2012

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:   Security Income Fund

                   (File Nos. 2-38414 and 811-02120)

Ladies and Gentlemen:

On behalf of Security Income Fund (the “Registrant”), attached for filing by means of the EDGAR system is a registration statement on Form N-14 under the Securities Act of 1933, as amended. This Form N-14 is being filed in connection with a proposed reorganization in which the Macro Opportunities Fund (the “Acquiring Fund”), a series of the Registrant, will acquire all of the assets of the Flexible Strategies Fund (formerly, the Long Short Interest Rate Strategy Fund) (the “Acquired Fund”), a series of Rydex Series Funds, in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund.

In connection with this filing, representatives of the Registrant discussed preparation of the pro forma financial statements in the registration statement with Kevin Rupert on Wednesday, September 26, 2012.

No fees are required in connection with this filing. Should you have any questions regarding this filing, please contact the undersigned at 202.261.3451.

Sincerely,

/s/ Julien Bourgeois

Julien Bourgeois

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